Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Cash Flows [Abstract]
Net cash used in operating activities	¥ (2,324)	¥ (8,645)
Cash flows from investing activities:
Purchase of property, equipment and leasehold improvement	(224)	(40)
Proceeds from disposal of property, equipment and intangible assets	3	1
Placement of short-term investments		(14,798)
Cash received from maturities of short-term investments		32,214
Net cash generated from/(used in) investing activities	(221)	17,377
Cash flows from financing activities:
Cash received from short-term borrowings from bank (Note 8)	68,190	66,900
Cash repayments of short-term borrowings from third party		(2,024)
Cash received from long-term borrowings from bank (Note 8)		5,000
Cash repayments of short-term borrowings to bank (Note 8)	(59,900)	(25,000)
Cash repayments of long-term borrowings to bank (Note 8)	(400)
Net cash generated from financing activities	7,890	44,876
Effect of foreign exchange rate changes on cash and cash equivalents	(2,433)	(410)
Net increase in cash and cash equivalents and restricted cash	2,912	53,198
Cash and cash equivalents and restricted cash at beginning of the period	170,597	122,472
Cash and cash equivalents and restricted cash at end of the period	173,509	175,670
Reconciliation to amounts on consolidated balance sheet:
Restricted cash at end of the period	41,779	26,476
Cash and cash equivalents at end of the period	¥ 131,730	¥ 149,194